Share Based Payment (Tables)	6 Months Ended
Jun. 30, 2026
Share Based Payment [Abstract]
Schedule of Share-Based Expense Recognized in the Statements of Operation

The share-based expense recognized in the statements of operations were as follows:

	June 30,
	2026	2025
	U.S dollars in thousands
Share-based compensation expense - Research and development	$768	$18
Share-based compensation expense - General and administrative	131	288
	$899	$306